Recoverable Cash Advances - Summary of Current and Non-current Portion Cash Advances (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of financial liabilities [abstract]
Non-current portion	€ 3,122	€ 2,864
Current portion	344 [1]	276
Total Recoverable Cash Advances	€ 3,466	€ 3,140

[1]	The interim condensed financial statements are unaudited financial statements